Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets					$ 1,271,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	148,912,000		145,524,000
Pension Benefits [Member] | Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	10,610,000		10,496,000
Pension Benefits [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	165,619,000		159,151,000
Pension Benefits [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,832,000	[1]	9,469,000	[1]
Pension Benefits [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	106,380,000	[2]	100,913,000	[2]
Pension Benefits [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,604,000	[2]	10,746,000	[2]
Pension Benefits [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,682,000	[3]	11,171,000	[3]
Pension Benefits [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,490,000	[3]	14,045,000	[3]
Pension Benefits [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,631,000		12,807,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	125,474,000		125,704,000
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	106,380,000	[2]	100,913,000	[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,604,000	[2]	10,746,000	[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,490,000	[3]	14,045,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	40,145,000		33,447,000
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,832,000	[1]	9,469,000	[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,682,000	[3]	11,171,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,631,000		12,807,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[1]		[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets				[3]
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	28,131,000		26,739,000
Other Post-Retirement Benefits [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	31,058,000		29,673,000
Other Post-Retirement Benefits [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,095,000	[1]	2,106,000	[1]
Other Post-Retirement Benefits [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11,311,000	[2]	11,424,000	[2]
Other Post-Retirement Benefits [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,190,000	[2]	6,320,000	[2]
Other Post-Retirement Benefits [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,462,000	[3]	3,972,000	[3]
Other Post-Retirement Benefits [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,347,000	[3]	1,100,000	[3]
Other Post-Retirement Benefits [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,653,000	[3]	4,751,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	18,848,000		18,844,000
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11,311,000	[2]	11,424,000	[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,190,000	[2]	6,320,000	[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,347,000	[3]	1,100,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,210,000		10,829,000
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,095,000	[1]	2,106,000	[1]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,462,000	[3]	3,972,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,653,000	[3]	4,751,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[1]		[1]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.
[2]	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
[3]	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.